Notes Payable - Schedule of Notes Payable (Details) (10K) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of debt discount	$ 31,789	$ 9,953
Unsecured Note Payable To Individual Investors [Member]
Debt instrument interest rate	8.00%		8.00%
Debt instrument payment terms	Principal payments equal to 1/12 of original balance plus interest due quarterly		Principal payments equal to 1/12 of original balance plus interest due quarterly	Principal payments equal to 1/12 of original balance plus interest due quarterly.
Debt instrument maturity date, description			Due from dates ranging from August 9, 2020 to March 26, 2021	Due from dates ranging from August 9, 2020 to March 26, 2021.
Shares issued during period as incentive for loans					24,050	24,050
Shares issued during period as incentive for loans, value recorded as discount					$ 119,875	$ 119,875
Amortization of debt discount					$ 119,875	$ 119,875
Interest expense	$ 1,789	$ 9,953	$ 30,316	$ 39,922
Unamortized debt discount	$ 193		$ 193
Unsecured Note Payable To Individual Investors [Member] | Minimum [Member]
Debt instrument maturity date	Aug. 09, 2020		Aug. 09, 2020
Unsecured Note Payable To Individual Investors [Member] | Maximum [Member]
Debt instrument maturity date	Mar. 26, 2021		Mar. 26, 2021
Note payable to the Small Business Administration [Member]
Debt instrument interest rate	3.75%		3.75%
Debt instrument payment terms			Requires monthly payments of $731 after 12 months from funding
Debt instrument maturity date, description			Due 30 years from the date of issuance.
Paycheck Protection Program [Member]
Debt instrument interest rate	1.00%		1.00%
Debt instrument payment terms	The loan has terms of 24 months		The loan has terms of 24 months
Debt instrument maturity date, description			184,775 of this loan has been forgiven as provided for in the CARES Act.
Notes Payable Finance Company [Member]
Debt instrument interest rate	14.00%		14.00%
Debt instrument maturity date	Dec. 15, 2021		Dec. 15, 2021
Debt instrument payment terms			monthly principal payments ranging from $10,000 to $40,000
Debt instrument maturity date, description			principal due on December 15, 2021
Notes Payable Finance Company [Member] | Minimum [Member]
Debt instrument maturity date			Aug. 09, 2020
Notes Payable Finance Company [Member] | Maximum [Member]
Debt instrument maturity date			Mar. 26, 2021